Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rates	6.60%
Expenses discounted using weighted average interest rates	4.60%
Reserve for short duration contracts	$ 72	$ 78
Reinsurance ceded description	Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.
Reversion period	3 years
Fixed maturity securities priced using external source data	86.00%	86.00%
Fixed maturity securities priced using independent pricing services	99.00%	99.00%
Agreements require a minimum of fair value	102.00%
Fair value of securities received as collateral and recorded off balance sheet	$ 331	$ 167
Fair value of loaned securities	$ 541	389
Loans delinquent period	90 days
Valuation allowance for policy loan	$ 0
Government agency discount notes maturity period	12 months
Unfunded commitments, equity method investments	$ 495	315
Carrying value of investments in limited partnerships	362	199
LIHTC Funds Sold	$ 1,500	$ 1,400
Cumulative yields after tax maturity	2032
Effective period of Guarantees	15 years	15 years
Maximum amount payment to investors under guarantees	$ 836
Net assets of all consolidated VIEs	$ 667	$ 644
Cash and cash equivalents liquid investments maturities period	Less than three months
Company's life insurance	3.00%	3.00%	4.00%
Life insurance policies	33.00%	35.00%	37.00%
Other [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other long-term investments	$ 614	$ 585
Other Assets [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other assets	77	113
Other Liabilities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other liabilities	67	67
Federal Home Loan Bank Borrowings [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Amount of collateralized funding agreements outstanding	2,300	2,300
Federal Home Loan Bank stock held	$ 47	$ 46
Equity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	10.50%
Fixed maturity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	5.00%